ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Accounts receivable	327,232	466,965	77,137
Allowance for doubtful accounts	(1,161)	(1,253)	(207)

Total	326,071	465,712	76,930

Schedule of Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Beginning balance	371	1,161	192
Additions charged to bad debt expense	790	251	41
Write off	—	(159)	(26)

Ending balance	1,161	1,253	207